CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Repurchase of shares for treasury	3,900,000
Stock issued under stock-based compensation plans (in shares)	3,019,001	1,299,931	2,240,185
Dividends per common share (in dollars per share)	$ 1.46	$ 1.34	$ 1.14
Treasury stock
Repurchase of shares for treasury	3,858,376	7,416,167	6,555,672
Tax on stock issued under stock-based compensation plans	$ 10.6	$ (4.1)	$ 1.7
Stock issued under 401(k) Plan (in shares)	348,116	396,781	578,441